Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jan. 13, 2021	Mar. 19, 2021
Subsequent Events (Textual)
Purchase agreement, description		(i) in existence or committed on the closing date and which the Company has informed each Purchaser in writing prior to the closing date, (ii) in regard to transactions with unaffiliated third parties, made in the ordinary course of business, or (iii) in regard to transactions with unaffiliated third parties, not in excess of $50,000; or
Securities purchase agreement, description		The Company entered into a Securities Purchase Agreement (the "Purchase Agreement") with two institutional investors (each, a "Purchaser" and together, the "Purchasers"), pursuant to which the Company issued to each Purchaser (i) a 10% OID senior secured promissory note in the principal amount of $2,750,000 (together, the "Notes") and (ii) a four-year warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis (together, the "Warrants"), for a purchase price of $2,500,000 each, or $5,000,000 in the aggregate. After deducting a placement fee and other expenses, the Company received net proceeds of $4,590,000.
Bear interest		10.00%
Maturity date		Dec. 19, 2021
Total Gross proceeds		$ 10,000,000
Note conversion price, description		The Company's assets and contain customary events of default. Upon, and during the continuance of, an event of default, the Notes are convertible, in whole or in part, at the option of the holder into shares of common stock at a conversion price equal to $12.00, or if lower, 80% of the lowest volume weighted average price for the twenty (20) consecutive trading days prior to the applicable conversion date, but in no event less than $9.00. The conversion price will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock. In addition, if the Company sells or grants any common stock or securities convertible into or exchangeable for common stock or grants any right to reprice such securities at an effective price per share that is lower than the then conversion price, the conversion price shall be reduced to such price, subject to certain exceptions set forth in the Notes.
Lease agreement, description	The Company entered into a lease agreement with Westgate 200, LLC for a new premises in St. Charles, Missouri. The lease is for a term of 63 months with two (2) options to renew for additional five (5) year periods and provides for a base rent of $4.35 per square foot per year with 2.5% annual increases and a three-month abatement, resulting in a base rent during the first year of $20,976.79 per month, increasing to a base rent during the fifth year of $23,146.80 per month. The Company must also pay its 29% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises. In the event of late payment, interest shall accrue on the unpaid amount at the rate equal to the greater of (i) two (2) percentage points in excess of the prime lending rate as established by U.S. Bank, N.A., or (ii) the default rate applicable to the first priority mortgage in effect at the time such default interest rate is imposed.
Percentage of common stock outstanding		4.99%
Exceeds of common stock outstanding		9.99%